UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Small Cap Value Fund
(formerly DWS Small Cap Value Fund)
	Shares	Value ($)
Common Stocks 96.9%
Consumer Discretionary 9.1%
Auto Components 1.5%
Tenneco, Inc.*	268,430	17,200,994
Diversified Consumer Services 1.3%
Ascent Capital Group, Inc. "A"*	233,060	14,545,275
Hotels, Restaurants & Leisure 2.7%
Bob Evans Farms, Inc.	165,889	7,202,900
Denny's Corp.*	1,738,463	11,873,702
Popeyes Louisiana Kitchen, Inc.*	299,446	12,007,785

		31,084,387
Specialty Retail 3.6%
CST Brands, Inc.	511,123	17,807,525
Genesco, Inc.*	104,670	8,300,331
Pier 1 Imports, Inc.	970,322	15,292,275

		41,400,131
Consumer Staples 1.7%
Food Products
Ingredion, Inc.	118,465	9,448,768
Snyder's-Lance, Inc.	352,615	9,612,285

		19,061,053
Energy 5.2%
Energy Equipment & Services 3.1%
Superior Energy Services, Inc.	499,072	17,886,740
TETRA Technologies, Inc.*	1,556,786	18,370,075

		36,256,815
Oil, Gas & Consumable Fuels 2.1%
Goodrich Petroleum Corp.*	686,174	15,164,445
PBF Energy, Inc. "A"	299,628	8,512,432

		23,676,877
Financials 20.8%
Banks 7.2%
Capital Bank Financial Corp. "A"*	432,564	10,584,841
Eagle Bancorp., Inc.*	394,205	13,217,694
MB Financial, Inc.	417,792	11,819,323
OFG Bancorp.	830,138	13,199,194
State Bank Financial Corp.	766,419	12,845,182
Sterling Bancorp.	1,381,931	17,509,066
Talmer Bancorp., Inc. "A"	202,065	2,962,273

		82,137,573
Capital Markets 0.9%
Safeguard Scientifics, Inc.*	528,016	10,349,114
Insurance 8.7%
Argo Group International Holdings Ltd.	222,101	11,691,397
CNO Financial Group, Inc.	2,046,556	36,531,025
Employers Holdings, Inc.	1,032,694	22,109,978
Platinum Underwriters Holdings Ltd.	184,385	11,518,531
ProAssurance Corp.	380,751	17,590,696

		99,441,627
Real Estate Investment Trusts 1.0%
Pebblebrook Hotel Trust (REIT)	305,837	11,848,125
Thrifts & Mortgage Finance 3.0%
Capitol Federal Financial, Inc.	792,873	9,791,981
Northwest Bancshares, Inc.	549,260	6,926,169
Walker & Dunlop, Inc.*	1,214,504	17,233,812

		33,951,962
Health Care 6.6%
Health Care Equipment & Supplies 1.0%
Invacare Corp.	780,085	11,966,504
Health Care Providers & Services 4.2%
HealthSouth Corp.	1,015,969	40,019,019
U.S. Physical Therapy, Inc.	231,116	8,250,841

		48,269,860
Health Care Technology 1.4%
MedAssets, Inc.*	680,736	15,656,928
Industrials 25.1%
Aerospace & Defense 2.5%
Curtiss-Wright Corp.	243,585	17,499,146
HEICO Corp. "A"	267,825	11,120,094

		28,619,240
Air Freight & Logistics 2.5%
Forward Air Corp.	376,853	17,444,525
Hub Group, Inc. "A"*	243,787	10,602,297

		28,046,822
Building Products 1.7%
Quanex Building Products Corp.	1,076,645	19,444,209
Commercial Services & Supplies 4.8%
G&K Services, Inc. "A"	218,172	12,193,633
SP Plus Corp.*	555,448	12,025,449
The Brink's Co.	785,934	21,518,873
United Stationers, Inc.	236,464	9,612,262

		55,350,217
Construction & Engineering 1.3%
MYR Group, Inc.*	614,996	14,378,607
Electrical Equipment 1.1%
Powell Industries, Inc.	244,526	12,884,075
Machinery 9.0%
Actuant Corp. "A"	360,119	12,146,814
Harsco Corp.	1,213,626	29,369,749
Hillenbrand, Inc.	637,397	21,314,556
ITT Corp.	505,154	24,176,671
Lydall, Inc.*	429,703	11,902,773
NN, Inc.	133,480	3,894,946

		102,805,509
Professional Services 0.9%
ICF International, Inc.*	300,795	10,160,855
Road & Rail 1.3%
Celadon Group, Inc.	719,394	15,064,110
Information Technology 20.6%
Communications Equipment 0.9%
Plantronics, Inc.	207,115	9,885,599
Electronic Equipment, Instruments & Components 9.8%
Belden, Inc.	428,077	31,279,586
CTS Corp.	580,045	10,284,198
Electro Scientific Industries, Inc.	728,994	5,409,135
GSI Group, Inc.*	1,001,086	12,833,923
Rogers Corp.*	250,632	15,083,034
ScanSource, Inc.*	324,250	12,503,080
Zebra Technologies Corp. "A"*	309,195	24,126,486

		111,519,442
Internet Software & Services 1.0%
Blucora, Inc.*	757,833	11,807,038
IT Services 3.3%
DST Systems, Inc.	100,683	9,344,389
NeuStar, Inc. "A"*	634,422	18,709,105
Sapient Corp.*	704,765	10,226,140

		38,279,634
Software 5.6%
ACI Worldwide, Inc.*	962,661	18,743,010
Verint Systems, Inc.*	897,979	45,015,687

		63,758,697
Materials 7.2%
Chemicals 5.3%
A. Schulman, Inc.	408,972	15,880,383
Cytec Industries, Inc.	44,762	4,612,276
H.B. Fuller Co.	425,250	20,003,760
Minerals Technologies, Inc.	129,037	8,080,297
Zep, Inc.	771,993	12,259,249

		60,835,965
Metals & Mining 1.9%
Materion Corp.	675,489	22,041,206
Utilities 0.6%
Electric Utilities 0.3%
ALLETE, Inc.	72,122	3,510,178
Multi-Utilities 0.3%
NorthWestern Corp.	72,062	3,479,153

Total Common Stocks (Cost $996,845,941)		1,108,717,781
Cash Equivalents 3.5%
Central Cash Management Fund, 0.05% (a) (Cost $39,837,562)	39,837,562	39,837,562

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,036,683,503) †	100.4	1,148,555,343
Other Assets and Liabilities, Net	(0.4)	(4,606,816)

Net Assets	100.0	1,143,948,527

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,037,355,683.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $111,199,660.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $159,910,483 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $48,710,823.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$1,108,717,781	$—	$—	$1,108,717,781
Short-Term Investments	39,837,562	—	—	39,837,562
Total	$1,148,555,343	$—	$—	$1,148,555,343

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014